Shareholder Report, Holdings (Details) - C000109586	Jul. 31, 2024
Turkey Government International Bond, 9.375, 2033-01-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Liberty Mutual Group, Inc., 4.3, 2061-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Turkey Government International Bond, 9.125, 2030-07-13
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Panama Government International Bond, 3.362, 2031-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Hungary Government International Bond, 6.75, 2052-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Colombia Government International Bond, 8.75, 2053-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Hungary Government International Bond, 6.25, 2032-09-22
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AI Candelaria Spain S.A., 5.75, 2033-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Colombia Government International Bond, 7.5, 2034-02-02
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Panama
Holdings [Line Items]
Percent of Net Asset Value	3.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.40%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.00%
InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	19.20%
InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	13.80%
InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	21.20%